Stock options (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Stock Options Details Narrative
Number of Options Forfieted	200,000
Number of Options Expired	200,000
Unamortized stock based compensation expense	338,000	967,000